Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash in bank accounts	$ 998,624	$ 733,701
Total cash and cash equivalents	$ 998,624	$ 733,701